Other Assets (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) cruise_ship	Nov. 30, 2020 USD ($)	Nov. 30, 2019 USD ($)	Nov. 30, 2018 USD ($)
Grand Bahama Shipyard Ltd.
Schedule of Equity Method Investments [Line Items]
Services provided		$ 38,000,000	$ 62,000,000	$ 89,000,000
Investment, amount		55,000,000	54,000,000
Investment equity		13,000,000	15,000,000
Investment loan		42,000,000	39,000,000
White Pass and Yukon Route
Schedule of Equity Method Investments [Line Items]
Services provided		0	22,000,000
Investment, amount		94,000,000	102,000,000
Investment equity		75,000,000	84,000,000
Investment loan		19,000,000	18,000,000
CSSC-Carnival
Schedule of Equity Method Investments [Line Items]
Investment, amount		140,000,000	$ 48,000,000
EA Segment | CSSC-Carnival
Schedule of Equity Method Investments [Line Items]
Investment, amount		$ 283,000,000
Number of cruise ships | cruise_ship	2
Investment amount sold, gain	$ 107,000,000